Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of Management compensation transactions

	Management		Share-based
	Compensation	Directors’ fees	payments	Total
	$	$	$	$
Year ended December 31, 2021
Directors and officers	442,932	51,820	276,436	771,188

Year ended December 31, 2022
Directors and officers	880,387	127,053	404,573	1,412,013

Year ended December 31, 2023
Directors and officers	974,240	182,675	77,779	1,234,694